Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2018	Dec. 31, 2022
Stock-Based Compensation (Details) [Line Items]
Unrecognized stock-based compensation (in Dollars)	$ 0.2		$ 0.2
Weighted average period			1 year 2 months 12 days
Stock options, options granted			253,250
Investor options outstanding	3,594,581		3,594,581			3,503,790
Investor options exercised			126,247
Investor options are outstanding	58,197		58,197
Exercise price (in Dollars per share)	$ 2.22		$ 2.22			$ 2.06
2018 Long Term Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, authorized issuance	3,720,089		3,720,089
Stock remain available for issuance	47,036		47,036
Weighted average period			1 year 1 month 6 days
Stock options, options granted					973,803
Investor options outstanding						939,024
Investor options exercised			34,779
Exercise price (in Dollars per share)	$ 2.06		$ 2.06
Purchase shares	20,369		20,369
Grant date fair value (in Dollars per share)			$ 2.17
2022 Long Term Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, authorized issuance	1,939,864		1,939,864
Stock remain available for issuance	1,792,918		1,792,918
Legacy Spectral [Member]
Stock-Based Compensation (Details) [Line Items]
Purchase common stock			46,592,862
Parent Company [Member]
Stock-Based Compensation (Details) [Line Items]
Purchase common stock			4,519,191
Parent Company [Member] | 2018 Long Term Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Price per share (in Dollars per share)	$ 1.96		$ 1.96
General and Administrative Expense [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense (in Dollars)		$ 0.2		$ 0.9
Warrant [Member] | Legacy Spectral [Member]
Stock-Based Compensation (Details) [Line Items]
Purchase common stock			762,712
Warrant [Member] | Parent Company [Member]
Stock-Based Compensation (Details) [Line Items]
Purchase common stock			73,978
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense (in Dollars)	$ 0.3		$ 1.0
Restricted Stock Units (RSUs) [Member] | Legacy Spectral [Member]
Stock-Based Compensation (Details) [Line Items]
Restricted Stock units			600,000
Restricted Stock Units (RSUs) [Member] | Parent Company [Member]
Stock-Based Compensation (Details) [Line Items]
Restricted Stock units			58,196
Share-Based Payment Arrangement [Member]
Stock-Based Compensation (Details) [Line Items]
Unrecognized stock-based compensation (in Dollars)	$ 1.5		$ 1.5
Share-Based Payment Arrangement [Member] | 2018 Long Term Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Investor options are outstanding	904,245		904,245